JPMorgan BetaBuilders MSCI US REIT ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Apartments — 16.9%
American Homes 4 Rent, Class A, REIT	270,121	10,342,933
Apartment Investment and Management Co., Class A, REIT *	136,753	1,208,897
AvalonBay Communities, Inc., REIT	118,501	27,889,210
Camden Property Trust, REIT	86,117	10,833,519
Centerspace, REIT	13,862	1,004,995
Elme Communities, REIT	78,329	1,326,893
Equity LifeStyle Properties, Inc., REIT	150,333	10,723,253
Equity Residential, REIT	297,724	22,823,522
Essex Property Trust, Inc., REIT	54,968	17,065,365
Independence Realty Trust, Inc., REIT	193,290	4,221,454
Invitation Homes, Inc., REIT	518,423	17,755,988
Mid-America Apartment Communities, Inc., REIT	98,008	16,088,993
NexPoint Residential Trust, Inc., REIT	21,243	999,908
Sun Communities, Inc., REIT	105,171	13,286,252
UDR, Inc., REIT	276,675	12,688,315
		168,259,497
Diversified — 18.9%
Alexander & Baldwin, Inc., REIT	65,130	1,281,759
American Assets Trust, Inc., REIT	46,599	1,325,276
Armada Hoffler Properties, Inc., REIT	73,714	814,540
Broadstone Net Lease, Inc., REIT	150,491	2,635,098
Digital Realty Trust, Inc., REIT	240,202	47,005,129
EPR Properties, REIT	65,001	2,949,095
Equinix, Inc., REIT	76,495	75,078,313
Farmland Partners, Inc., REIT (a)	50,061	636,275
Gaming and Leisure Properties, Inc., REIT	218,936	11,299,287
Gladstone Commercial Corp., REIT	38,724	681,930
Gladstone Land Corp., REIT	33,133	397,927
Global Net Lease, Inc., REIT	173,332	1,284,390
InvenTrust Properties Corp., REIT	66,623	2,063,314
One Liberty Properties, Inc., REIT	17,360	522,015
Safehold, Inc., REIT	41,981	896,714
UMH Properties, Inc., REIT	48,990	940,608
Veris Residential, Inc., REIT	69,701	1,272,043
VICI Properties, Inc., REIT	815,578	26,595,999
WP Carey, Inc., REIT	176,856	10,091,403
		187,771,115
Health Care — 14.2%
Alexandria Real Estate Equities, Inc., REIT	132,253	14,578,248
American Healthcare REIT, Inc., REIT	38,430	1,145,598
CareTrust REIT, Inc., REIT	84,910	2,529,469
Community Healthcare Trust, Inc., REIT	23,188	438,253
Diversified Healthcare Trust, REIT	120,147	312,382
Global Medical REIT, Inc., REIT	60,447	537,374
Healthcare Realty Trust, Inc., REIT	325,450	5,962,244
Healthpeak Properties, Inc., REIT	589,800	12,969,702
LTC Properties, Inc., REIT	36,268	1,399,582

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care — continued
Medical Properties Trust, Inc., REIT (a)	520,001	2,282,805
National Health Investors, Inc., REIT	37,805	2,897,753
Omega Healthcare Investors, Inc., REIT	199,888	8,117,452
Sabra Health Care REIT, Inc., REIT	199,966	3,745,363
Universal Health Realty Income Trust, REIT	12,769	538,724
Ventas, Inc., REIT	338,913	21,714,156
Welltower, Inc., REIT	450,710	62,279,108
		141,448,213
Hotels — 3.3%
Apple Hospitality REIT, Inc., REIT	188,016	3,028,938
Chatham Lodging Trust, REIT	46,460	427,897
DiamondRock Hospitality Co., REIT	184,838	1,715,297
Host Hotels & Resorts, Inc., REIT	607,744	11,194,644
Park Hotels & Resorts, Inc., REIT	194,832	3,029,638
Pebblebrook Hotel Trust, REIT	116,114	1,608,179
RLJ Lodging Trust, REIT	143,610	1,466,258
Ryman Hospitality Properties, Inc., REIT	44,919	5,266,303
Service Properties Trust, REIT (a)	154,361	429,123
Summit Hotel Properties, Inc., REIT	101,025	664,744
Sunstone Hotel Investors, Inc., REIT	184,377	1,982,053
Xenia Hotels & Resorts, Inc., REIT	101,347	1,558,717
		32,371,791
Industrial — 12.7%
Americold Realty Trust, Inc., REIT	230,214	5,492,906
EastGroup Properties, Inc., REIT	37,204	6,406,901
First Industrial Realty Trust, Inc., REIT	112,915	6,035,307
Innovative Industrial Properties, Inc., REIT	24,426	2,662,922
LXP Industrial Trust, REIT	240,382	2,247,572
Plymouth Industrial REIT, Inc., REIT	39,538	740,942
Prologis, Inc., REIT	746,023	87,120,566
Rexford Industrial Realty, Inc., REIT	156,404	6,581,480
STAG Industrial, Inc., REIT	153,292	5,639,613
Terreno Realty Corp., REIT	65,381	3,964,050
		126,892,259
Office — 4.8%
Brandywine Realty Trust, REIT	161,224	902,854
BXP, Inc., REIT	126,873	10,402,317
COPT Defense Properties, REIT	97,627	3,216,810
Cousins Properties, Inc., REIT	130,773	4,150,735
Douglas Emmett, Inc., REIT	153,476	2,971,295
Easterly Government Properties, Inc., REIT	78,338	965,124
Empire State Realty Trust, Inc., Class A, REIT	123,837	1,357,254
Equity Commonwealth, REIT *	96,026	1,953,169
Highwoods Properties, Inc., REIT	91,608	2,973,596
Hudson Pacific Properties, Inc., REIT	132,979	511,969
JBG SMITH Properties, REIT	90,916	1,553,755

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
Kilroy Realty Corp., REIT	90,910	3,775,492
Paramount Group, Inc., REIT	163,404	794,144
Peakstone Realty Trust, REIT	23,599	324,014
Piedmont Office Realty Trust, Inc., Class A, REIT	113,556	1,081,053
SL Green Realty Corp., REIT	56,195	4,393,887
Vornado Realty Trust, REIT	140,779	6,060,536
		47,388,004
Regional Malls — 5.2%
CBL & Associates Properties, Inc., REIT	13,654	421,909
Macerich Co. (The), REIT	186,362	3,952,738
Simon Property Group, Inc., REIT	240,979	44,243,744
Tanger, Inc., REIT	90,859	3,359,057
		51,977,448
Shopping Centers — 6.1%
Acadia Realty Trust, REIT	84,266	2,178,276
Alexander's, Inc., REIT	2,292	512,514
Brixmor Property Group, Inc., REIT	256,249	7,705,407
Curbline Properties Corp., REIT *	83,629	2,028,840
Federal Realty Investment Trust, REIT	62,418	7,281,060
Kimco Realty Corp., REIT	570,762	14,594,384
Kite Realty Group Trust, REIT	188,120	5,186,468
NETSTREIT Corp., REIT	50,527	819,043
Phillips Edison & Co., Inc., REIT	100,961	3,987,960
Regency Centers Corp., REIT	142,039	10,736,728
Retail Opportunity Investments Corp., REIT	110,156	1,916,714
Saul Centers, Inc., REIT	14,007	575,828
SITE Centers Corp., REIT	42,992	667,236
Urban Edge Properties, REIT	103,147	2,373,412
Whitestone, REIT	45,844	674,824
		61,238,694
Single Tenant — 5.7%
Agree Realty Corp., REIT	75,868	5,826,662
Essential Properties Realty Trust, Inc., REIT	122,833	4,188,605
Four Corners Property Trust, Inc., REIT	73,625	2,187,399
Getty Realty Corp., REIT (a)	35,851	1,178,781
NNN REIT, Inc., REIT	152,627	6,712,536
Realty Income Corp., REIT	640,271	37,065,288
		57,159,271
Storage — 11.8%
CubeSmart, REIT	191,189	9,475,327
Extra Space Storage, Inc., REIT	177,938	30,420,280
Iron Mountain, Inc., REIT	246,441	30,477,358

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Storage — continued
National Storage Affiliates Trust, REIT	74,705	3,369,196
Public Storage, REIT	124,692	43,399,051
		117,141,212
Total Common Stocks (Cost $1,001,350,004)		991,647,504
Short-Term Investments — 0.6%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (b) (c) (Cost $3,508,236)	3,508,236	3,508,236
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (b) (c) (Cost $2,938,362)	2,938,362	2,938,362
Total Short-Term Investments (Cost $6,446,598)		6,446,598
Total Investments — 100.2% (Cost $1,007,796,602)		998,094,102
Liabilities in Excess of Other Assets — (0.2)%		(1,996,343)
NET ASSETS — 100.0%		996,097,759

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2024. The total value of securities on loan at November 30, 2024 is $2,866,664.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	99	12/20/2024	USD	3,886,740	82,542

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$998,094,102	$—	$—	$998,094,102
Appreciation in Other Financial Instruments
Futures Contracts (a)	$82,542	$—	$—	$82,542

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (a) (b)	$17,005,199	$20,166,229	$34,228,866	$(5,900)	$1,700	$2,938,362	2,938,362	$475,275	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	2,746,649	21,056,666	23,803,315	—	—	—	—	69,655	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	1,720,296	47,335,909	45,547,969	—	—	3,508,236	3,508,236	168,799	—
Total	$21,472,144	$88,558,804	$103,580,150	$(5,900)	$1,700	$6,446,598		$713,729	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.